Investments	12 Months Ended
Dec. 31, 2012
Investments

13    Investments

(in millions of Canadian dollars)	2012	2011
Rail investments accounted for on an equity basis	$61	$65
Long-term floating rate notes (Note 19)	–	79
Other investments	22	23

Total investments	$83	$167